5 MARKETABLE SECURITES (Tables)	12 Months Ended
Dec. 31, 2012
Marketable Securities [Abstract]
Marketable securities
	2012	2011
Beginning fair value	$38,000	$190,000
Unrealized gains (losses) included in accumulated other comprehensive income (loss)	114,000	(152,000)
Net carrying value	$152,000	$38,000